Other income (expense), Net (Detail) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Apr. 26, 2013	Aug. 14, 2015	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Other Income and Expenses [Abstract]
Equity in net earnings of unconsolidated entities								$ 225	$ 39
Foreign currency (losses) gains				$ (510)	$ 9,259	$ (3,850)	$ 13,835	777	12,171
Impairment on investments								(1,006)
(Loss)/gain on derivatives				(752)	(129)	(935)	(3,777)	391	(2,307)
Other (loss) income					(30)	(12)	585	(17)	623
Other (expense) income, net				$ (1,262)	$ 9,100	$ (4,797)	$ 10,643	$ 370	10,625
Scenario, Previously Reported
Other Income and Expenses [Abstract]
Equity in net earnings of unconsolidated entities									$ 138
Predecessor
Other Income and Expenses [Abstract]
Equity in net earnings of unconsolidated entities			$ 23							$ 599
Gain on retirement of Series C preferred stock (see Note 14)	$ 3,159									3,159
Foreign currency (losses) gains		$ 364	364							(220)
Gain on settlement of multiemployer pension liability			676
Impairment on investments										(2,112)
Other (expense) income, net			$ 1,063							$ 1,426